Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity (Abstract)
Stockholders' Equity

9.Stockholders’ Equity

The Company has a shareholder rights plan that authorizes to existing shareholders substantial preferred share rights and additional common shares if any third party acquires 15% or more of the outstanding common shares or announces its intent to commence a tender offer for at least 15% of the common shares, in each case, in a transaction that the Board of Directors has not approved.

On April 18, 2012, the Company completed an offering of 10 million common shares at a price of $6.50 per share. The net proceeds from the sale of these common shares in this offering, after deducting underwriting discounts and expenses relating to the offering was $62,329.

On August 11, 2011, the Company announced the authorization of a new share buy-back program allocating up to $20,000 for purchases in the open market and in other transactions. The program replaces all open prior programs. There were no repurchases of common shares under this program during 2012 and 2011.

On December 4, 2009, the Company entered into a distribution agency agreement with a Bank for the offer and sale of up to three million of common shares. In accordance with the terms of the distribution agency agreement, the shares may be offered and sold at any time and from time to time through the sales agent by means of ordinary brokers’ transactions on the New York Stock Exchange at market prices prevailing at the time of sale or as otherwise agreed with the Bank. Under this program, during 2010, the Company sold all of its 754,706 treasury shares remaining at December 31, 2009 for net proceeds of $12,671 before the issuance and sale of 445,127 new shares for net proceeds of $7,042. No further sales of shares under this program were made after May 3, 2010 and the program was formally closed by the Company on October 5, 2010.

On October 26, 2010, the Company commenced a public offering of its common shares through an appointed underwriter and sold 6,726,457 shares at $11.15 per share. A further 896,861 shares were sold to Tsakos private interests at $11.30 per share. The offering formally closed on November 1, 2010. The net amount raised was $84,696.

In 2004, the shareholders approved a share-based incentive plan providing for the granting of up to 1,000,000 of stock options or other share-based awards to directors and officers of the Company, crew members and to employees of the related companies (the “2004 Plan”). As at December 31, 2012, all the restricted share units (RSUs) of the 2004 plan had been issued and vested.

On May 31, 2012 the shareholders approved a new share-based incentive plan providing for the granting of up to 1,000,000 of stock options or other share-based awards to directors and officers of the Company, crew members and to employees of the related companies (the “2012 plan”).

Movements under both plans are as follows:

	Number	Number	Number	Balance of	Weighted-
	of	of	of	Non-	Average
	RSUs	RSUs	RSUs	Vested	Grant –
	Granted	Forfeited	Vested	RSUs	Date Fair
					Value per
2004 plan					share
December 31, 2010	872,450	(19,400)	(653,300)	199,750	$12.37
Granted June 30, 2011	12,000		12,000		$9.36
Vested during 2011		(127,250)	(127,250)		$12.20
December 31, 2011	884,450	(19,400)	(780,550)	84,500	$ 12.34
Vested during 2012	—	—	(84,500)	(84,500)	$ 12.34
Granted and vested December 31, 2012	115,550	—	(115,550)	—	$ 3.75
Forfeited shares re-issued and vested December 31, 2012	—	19,400	(19,400)	—	$ 3.75

Balance of the 2004 plan December 31, 2012	1,000,000	—	(1,000,000)	—	—

2012 plan
Granted and vested December 31, 2012 from 2012 plan	15,050	—	(15,050)	—	$ 3.75

During 2012, 2011 and 2010, 234,500, 127,250 and 341,650 RSUs vested respectively. On December 31, 2012 150,000 RSUs were granted and vested immediately, consisting of the 115,550 outstanding balance of the 2004 plan, 19,400 RSUs which were forfeited from the 2004 plan and re-issued and 15,050 RSUs from the 2012 plan.

On June 30, 2011 12,000 RSUs were issued, vesting on June 30, 2012. The number of RSUs granted and outstanding as at December 31, 2011 and 2010 was 84,500 and 199,750, respectively. At the date of the awards the weighted average fair market value of the Company’s stock granted was $3.75 (2012), $9.36 (2011) and $13.06 (2010). The total fair value of shares vested during the years ended December 31, 2012, 2011 and 2010 were $974, $987 and $3,687, respectively.

Total compensation expense recognized in 2012 amounted to $730 consisting of $354 for employees and $376 for non employees. Total compensation expenses recognized in 2011 amounted to $820 consisting of $624 for employees and $196 for non employees. In 2010 total compensation expense amounted to $1,068 consisting of $1,024 for employees and $44 for non-employees. As at December 31, 2012 all granted RSUs were vested and the compensation expense recognized. As at December 31, 2011, the total compensation cost related to the non-vested RSUs for both employees and non-employees not yet recognized is $153 ($1,148 at December 31, 2010).